Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

January 9, 2008

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC  20549

Re:

Schroder Series Trust (File Nos. 33-65632; 811-07840)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by Schroder Series Trust (the “Trust”) to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1.

the definitive form of Prospectus and definitive form of Statement of Additional Information, each dated December 20, 2007, for the Schroder Multi-Asset Growth Portfolio (formerly Schroder All Asset Fund), a series of the Trust, do not differ from those contained in the Trust’s most recent amendment to its registration statement on file with the Commission; and

2.

the text of the Trust’s most recent amendment to its registration statement was filed electronically with the Commission on December 19, 2007 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 951-7162 with any questions or comments regarding this matter.

Very truly yours,

/s/ Christopher J. Perriello, Esq.

Christopher J. Perriello, Esq.

Cc:

Carin F. Muhlbaum, Esq.

Alan M. Mandel

Abby Ingber, Esq.

Angel Lanier

Timothy W. Diggins, Esq.

Jessica T. O’Mary, Esq.

David J.Marcinkus, Esq.